Summary of Significant Accounting Policies - Additional Information (Detail) shares in Millions	12 Months Ended
	Mar. 31, 2016 Directors shares	Mar. 31, 2015 shares	Mar. 31, 2014 shares
Summary Of Significant Accounting Policies [Line Items]
Ownership interest rate percentage	100.00%
Number of directors appointed by Company	3
Number of Directors appointed by NSW Government	2
Equity awards vested percentage after first year	25.00%
Equity awards vested percentage after second year	25.00%
Equity awards vested percentage after third year	50.00%
Potential diluted common shares outstanding | shares	1.3	1.7	1.9
AICF Funding [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership interest rate percentage	0.00%